ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE

Description	June 30, 2026 (Unaudited)	December 31, 2025

Accounts payable	2,678,093	4,258,897
Accounts payable – Notes	—	494,293
GUC – Chapter 11	99,832	1,851,421
Breakage – GUC – Chapter 11	—	(1,724,867)

	2,777,925	4,879,744

Current	2,646,469	3,931,201
Non-current	131,456	948,543
Due to the emergence from the Chapter 11 process, the GUC breakage was reversed, and the amounts of R$1,589,798 and R$56,825 were recognized as a gain under “Accounts payable – GUC – Chapter 11” in the operating and financial income statements, respectively. The remaining balance reflects the obligations assumed under the agreement with the UCC (“Unsecured Creditors' Committee”).